Debt - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions		9 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 25, 2025 $ / shares
Debt Instrument [Line Items]
Share price (USD per share) | $ / shares				$ 41.09
Stock repurchased and retired during period (in shares) | shares	2.5
Repurchase and cancellation of treasury shares | $	$ 102,700	$ 102,725	$ 14,180
2025 Convertible Bonds | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount | $	$ 575,000
Debt instrument, interest rate, stated percentage (in percentage)	2.75%
Debt instrument, convertible, conversion ratio	0.0173834
Debt instrument, convertible, conversion price (in USD per share) | $ / shares	$ 57.53
Debt instrument, convertible, conversion premium percentage	40.00%